Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Summary of Cash And Cash Equivalents

	2025	2024
	€	€
Cash and cash equivalents	291,678,888	280,728,037
	291,678,888	280,728,037